LOANS AND PAYMENT PLAN RECEIVABLES , Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		$ 20,234	$ 22,570	$ 25,990
Additions (deductions) [Abstract]
Provision for loan losses		1,199	(1,309)	(2,714)
Recoveries credited to allowance		4,205	4,619	5,022
Loans charged against the allowance		(3,051)	(5,587)	(5,728)
Reclassification to loans held for sale			(59)
Balance at end of period		22,587	20,234	22,570
Allowance for loan losses [Abstract]
Individually evaluated for impairment		6,839	9,152
Collectively evaluated for impairment		15,748	11,082
Total ending allowance balance		22,587	20,234
Loans [Abstract]
Individually evaluated for impairment		65,544	79,831
Collectively evaluated for impairment		1,959,774	1,533,530
Total loans recorded investment		2,025,318	1,613,361
Accrued interest included in recorded investment		6,501	5,113
Total Loans		2,018,817	1,608,248
Commercial [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		4,880	5,670	5,445
Additions (deductions) [Abstract]
Provision for loan losses		(327)	(1,945)	(737)
Recoveries credited to allowance		1,497	2,472	2,656
Loans charged against the allowance		(455)	(1,317)	(1,694)
Reclassification to loans held for sale			0
Balance at end of period		5,595	4,880	5,670
Allowance for loan losses [Abstract]
Individually evaluated for impairment		837	2,244
Collectively evaluated for impairment		4,758	2,636
Total ending allowance balance		5,595	4,880
Loans [Abstract]
Individually evaluated for impairment		8,420	15,767
Collectively evaluated for impairment		847,140	790,228
Total loans recorded investment		855,560	805,995
Accrued interest included in recorded investment		2,300	1,978
Total Loans		853,260	804,017
Mortgage [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		8,681	10,391	13,444
Additions (deductions) [Abstract]
Provision for loan losses		(567)	(158)	(1,744)
Recoveries credited to allowance		1,741	1,047	1,258
Loans charged against the allowance		(1,122)	(2,599)	(2,567)
Reclassification to loans held for sale			0
Balance at end of period		8,733	8,681	10,391
Allowance for loan losses [Abstract]
Individually evaluated for impairment		5,725	6,579
Collectively evaluated for impairment		3,008	2,102
Total ending allowance balance		8,733	8,681
Loans [Abstract]
Individually evaluated for impairment		53,179	59,151
Collectively evaluated for impairment		799,629	481,828
Total loans recorded investment		852,808	540,979
Accrued interest included in recorded investment	[1]	3,278	2,364
Total Loans		849,530	538,615
Installment [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		1,011	1,181	1,814
Additions (deductions) [Abstract]
Provision for loan losses		360	401	(274)
Recoveries credited to allowance		967	1,100	1,108
Loans charged against the allowance		(1,474)	(1,671)	(1,467)
Reclassification to loans held for sale			0
Balance at end of period		864	1,011	1,181
Allowance for loan losses [Abstract]
Individually evaluated for impairment		277	329
Collectively evaluated for impairment		587	682
Total ending allowance balance		864	1,011
Loans [Abstract]
Individually evaluated for impairment		3,945	4,913
Collectively evaluated for impairment		313,005	261,474
Total loans recorded investment		316,950	266,387
Accrued interest included in recorded investment	[1]	923	771
Total Loans		316,027	265,616
Payment Plan Receivables [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		0	56	64
Additions (deductions) [Abstract]
Provision for loan losses		0	(4)	(8)
Recoveries credited to allowance		0	0	0
Loans charged against the allowance		0	0	0
Reclassification to loans held for sale			(52)
Balance at end of period		0	0	56
Subjective Allocation [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		5,662	5,272	5,223
Additions (deductions) [Abstract]
Provision for loan losses		1,733	397	49
Recoveries credited to allowance		0	0	0
Loans charged against the allowance		0	0	0
Reclassification to loans held for sale			(7)
Balance at end of period		7,395	5,662	$ 5,272
Allowance for loan losses [Abstract]
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		7,395	5,662
Total ending allowance balance		$ 7,395	$ 5,662

[1]	Credit scores have been updated within the last twelve months.